Note 13 - Reportable Business Segments	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
13.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments include the following: Consumer Energy and Commercial Energy. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between operating segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Just Energy is not
considered to have any key customers.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
September 30, 2018:

	Consumer division	Commercial division	Corporate and shared services division	Consolidated
Sales	$593,608	$363,235	$-	$956,843
Gross margin	125,246	48,093	-	173,339
Administrative expenses	23,254	11,659	23,595	58,508
Selling and marketing expenses	36,516	20,233	-	56,749
Depreciation of property, plant and equipment	904	56	-	960
Amortization of intangible assets	4,624	371	-	4,995
Other operating expenses	22,955	2,923	-	25,878
Operating profit (loss) for the period	$36,993	$12,851	$(23,595)	$26,249
Finance costs				(20,123)
Change in fair value of derivative instruments and other				(23,932)
Other income				2,768
Provision for income taxes				(6,412)
Loss for the period				$(21,450)
Capital expenditures	$10,381	$1,187	$-	$11,568

For the
three
months ended
September 30, 2017:

	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$504,705	$347,222	$-	$851,927
Gross margin	107,387	35,276	-	142,663
Administrative expenses	18,073	10,446	18,287	46,806
Selling and marketing expenses	40,643	17,934	-	58,577
Depreciation of property, plant and equipment	909	76	-	985
Amortization of intangible assets	3,852	479	-	4,331
Other operating expenses (recovery)	16,033	(554)	-	15,479
Operating profit (loss) for the period	$27,877	$6,895	$(18,287)	$16,485
Finance costs				(12,521)
Change in fair value of derivative instruments and other				(70,923)
Other income				203
Recovery of income taxes				1,833
Loss for the period				$(64,923)
Capital expenditures	$5,015	$2,470	$-	$7,485

For the
six
months ended
September 30, 2018:

	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$1,135,786	$697,514	$-	$1,833,300
Gross margin	244,011	82,860	-	326,871
Depreciation of property, plant and equipment	1,757	101	-	1,858
Amortization of intangible assets	8,627	713	-	9,340
Administrative expenses	43,400	21,171	49,619	114,190
Selling and marketing expenses	70,204	37,088	-	107,292
Other operating expenses	43,365	5,088	-	48,453
Operating profit (loss) for the period	$76,658	$18,699	$(49,619)	$45,738
Finance costs				(36,463)
Change in fair value of derivative instruments and other				(60,488)
Other income				2,713
Provision for income taxes				(14,373)
Loss for the period				$(62,873)
Capital expenditures	$19,563	$1,859	$-	$21,422

As at September 30, 2018
Total goodwill	$148,462	$154,522	$-	$302,984
Total assets	$1,261,372	$408,608	$-	$1,669,980
Total liabilities	$1,250,519	$283,158	$-	$1,533,677

For the
six
months ended
September 30, 2017:

	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$991,471	$708,162	$-	$1,699,633
Gross margin	222,892	77,334	-	300,226
Depreciation of property, plant and equipment	1,823	159	-	1,982
Amortization of intangible assets	6,808	983	-	7,791
Administrative expenses	33,316	18,411	43,710	95,437
Selling and marketing expenses	79,632	37,021	-	116,653
Other operating expenses	43,896	2,102	-	45,998
Operating profit (loss) for the period	$57,417	$18,658	$(43,710)	$32,365
Finance costs				(24,511)
Change in fair value of derivative instruments and other				39,694
Other income				1,802
Provision for income taxes				(4,964)
Profit for the period				$44,386
Capital expenditures	$10,372	$5,109	$-	$15,481

As at September 30, 2017
Total goodwill	$143,184	$148,441	$-	$291,625
Total assets	$848,423	$428,386	$-	$1,276,809
Total liabilities	$1,336,073	$209,090	$-	$1,545,163

Sales from external customers

The revenue is based on the location of the customer.

	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Canada	$83,440	$77,312	$172,668	$160,691
United States	720,868	637,793	1,334,157	1,272,305
International	152,535	136,822	326,475	266,637
Total	$956,843	$851,927	$1,833,300	$1,699,633

Non-current assets

Non-current assets by geographic segment consist of property, plant and equipment and intangible assets and are summarized as follows:

	As at Sept. 30, 2018	As at March 31, 2018
Canada	$207,706	$201,985
United States	212,237	207,147
International	13,838	11,687
Total	$433,781	$420,819